UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2008
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, October 17, 2008

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		38
Form 13F Information Table Value Total:	        $641,299(x 1000)



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

3M Co.                  COM  88579Y101   	$30,563     447,409  SH        	Sole             447,409
Aflac Inc.              COM    1055102  	$ 6,536     111,250  SH         Sole             111,250
Air Prod& Chemicals     COM    9158106  	$13,566     198,070  SH         Sole             198,070
Alliancebernstein Hld   COM  01881G106   	$24,996     675,375  SH         Sole             675,375
Amdocs LTD              COM    2256908  	$ 5,235     191,210  SH         Sole             191,210
Apache Corp             COM   37411105  	$12,139     116,410  SH         Sole             116,410
Archer-Daniels-Midland  COM   39483102  	$14,717     671,712  SH         Sole             671,712
Bank of America Corp.   COM   60505104  	$ 9,710     277,431  SH         Sole             277,431
Cardinal Health Inc.    COM  14149Y108  	$20,842     422,937  SH         Sole             422,937
Chevron Corp.           COM  166764100  	$20,185     244,724  SH         Sole             244,724
Comcast Corp CL A       COM  20030N101   	$39,422   2,008,250  SH         Sole           2,008,250
Corning Inc             COM  219350105  	$23,946   1,531,053  SH         Sole           1,531,053
Cox Radio Inc-Cl A      COM  224051102  	$ 8,401     795,535  SH         Sole             795,535
DuPont(E.I.)De Nemours  COM  263534109  	$37,770     937,232  SH         Sole             937,232
Duke Energy Corporation COM  26441C105   	$28,391   1,628,850  SH         Sole           1,628,850
Eaton Corp              COM  278058102  	$23,756     422,854  SH         Sole             422,854
Fiserv Inc.             COM  337738108  	$ 6,583     139,109  SH         Sole             139,109
Freeport-Mcmoran Copper COM  35671D857   	$ 7,129     125,400  SH         Sole             125,400
General Electric Co.    COM  369604103  	$37,501   1,470,638  SH         Sole           1,470,638
Group 1 Automotive      COM  398905109  	$ 6,172     284,014  SH         Sole             284,014
Home Depot Inc          COM  437076102  	$23,939     924,641  SH         Sole             924,641
Hubbell Inc. Cl B       COM  443510201  	$11,685     333,375  SH         Sole             333,375
Intel Corp.             COM  458140100  	$14,229     759,700  SH         Sole             759,700
International Paper Co. COM  460146103  	$   938     35,825   SH         Sole              35,825
Int'l Flavors & Frag.   COM  459506101  	$14,943     378,687  SH         Sole             378,687
Johnson Controls Inc    COM  478366107  	$19,291     636,036  SH         Sole             636,036
Kimberly-Clark Corp.    COM  494368103  	$20,892     322,212  SH         Sole             322,212
Manpower Inc.           COM  56418H100   	$ 6,691     155,025  SH         Sole             155,025
Merck & Company Inc.    COM  589331107  	$19,430     615,667  SH         Sole             615,667
Moody's Corp            COM  615369105  	$16,886     496,654  SH         Sole             496,654
Nabors Industries Ltd   COM    2963372  	$19,443     780,233  SH         Sole             780,233
Pfizer Inc.             COM  717081103  	$19,880   1,078,080  SH         Sole           1,078,080
Progressive Corp        COM  743315103  	$ 7,677     441,220  SH         Sole             441,220
Timberland Co. Cl A     COM  887100105  	$ 5,490     316,035  SH         Sole             316,035
Valero Energy Corp      COM  91913Y100   	$19,867     655,681  SH         Sole             655,681
Viacom Inc Cl B         COM  92553P201   	$ 9,786     393,965  SH         Sole             393,965
Weatherford Intl Ltd.   COM    2962421  	$14,765     587,330  SH         Sole             587,330
Wellpoint Inc.          COM  94973V107   	$17,906     382,860  SH         Sole             382,860
